Share-Based Compensation Expense - Fair Value of Options Granted - 2012 Long Term Incentive Plan (Detail) (Stock Compensation Plan [Member], 2012 Long Term Incentive Plan [Member], USD $)	6 Months Ended
Jun. 30, 2013
Stock Compensation Plan [Member] | 2012 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	84.20%
Risk-free interest rate	1.20%
Expected dividend yield	0.00%
Expected life	6 years
Weighted average fair value	$ 4.56